Business Combination - Schedule of Common Stock Outstanding (Details) - shares		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition
Total shares outstanding at close (in shares)	202,402,888		203,030,000	202,403,000
Common stock, share outstanding (in shares)	202,402,888		203,030,000	202,403,000
Common stock sold ( in shares)	161,000,000	161,000,000
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares)	10,000,000
ABIC
Business Acquisition
Shares issued for acquisition	8,000,000
Forfeited (in shares)	2,000,000
Common Shareholders [Member]
Business Acquisition
Shares issued for acquisition	3,402,888
Legacy LiveWire Equityholder
Business Acquisition
Shares issued for acquisition	161,000,000
Harley Davidson
Business Acquisition
Common stock sold ( in shares)	10,000,000
KYMCO Group
Business Acquisition
Common stock sold ( in shares)	10,000,000
John Replogle
Business Acquisition
Forfeited (in shares)	25,000
George Serafeim
Business Acquisition
Forfeited (in shares)	25,000
ABIC
Business Acquisition
Total shares outstanding at close (in shares)	40,000,000
Common stock, share outstanding (in shares)	40,000,000
ABIC | Common Class A
Business Acquisition
Stock Repurchased During Period, Shares	(36,597,112)